Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting
Revenues from external customers	€ 4,318,073	€ 4,049,830	€ 3,934,563
Profit /(loss)	1,003,343	939,408	970,370
Finance result	(287,734)	(233,589)	(271,840)
Share of profit / (losses)	(19,887)	6,933	(8,280)
Income tax expense	(34,408)	(168,209)	(158,809)
Profit/(loss) for the year	661,314	544,543	531,441
Investments in equity-accounted investees	219,009	201,345	76,728	€ 54,296
Assets	10,920,264	10,129,772	9,601,715
Liabilities	7,286,299	6,401,794	6,300,326
Other Information:
Depreciation and amortisation expense	215,490	201,869	189,755
Additions for the year of property, plant and equipment and intangible assets	340,473	322,102	576,814
Operating Segments
Segment Reporting
Revenues from external customers	4,318,073	4,049,830	3,934,563
Total operating income	4,318,073	4,049,830	3,934,563
Profit /(loss)	1,237,470	1,079,197	1,069,338
Segment assets	9,554,477	8,557,533	8,068,932
Liabilities	656,598	608,251	792,380
Other Information:
Depreciation and amortisation expense	206,966	194,361	182,401
Expenses that do not require cash payments	2,112	(18,010)	5,365
Additions for the year of property, plant and equipment and intangible assets	329,205	310,091	497,732
Unallocated
Segment Reporting
Profit /(loss)	(234,127)	(139,789)	(98,968)
Assets	1,146,778	1,370,894	1,456,055
Liabilities	6,629,701	5,793,543	5,507,946
Other Information:
Depreciation and amortisation expense	8,524	7,508	7,354
Expenses that do not require cash payments	(58,752)	4,608	4,794
Additions for the year of property, plant and equipment and intangible assets	11,268	12,011	79,082
Intersegments
Segment Reporting
Revenues from external customers	(34,784)	(31,386)	(25,386)
Total operating income	(34,784)	(31,386)	(25,386)
Profit /(loss)	(12,305)	(1,316)	(305)
Segment assets	(22,196)	(11,964)	(10,240)
Bioscience
Segment Reporting
Share of profit / (losses)	(10,434)	(9,396)
Investments in equity-accounted investees	83,905	104,996
Bioscience | Operating Segments
Segment Reporting
Revenues from external customers	3,429,785	3,195,424	3,032,111
Total operating income	3,429,785	3,195,424	3,032,111
Profit /(loss)	985,495	913,840	896,032
Segment assets	6,007,153	6,524,922	6,085,211
Liabilities	423,415	411,604	387,086
Other Information:
Depreciation and amortisation expense	157,478	152,821	137,870
Expenses that do not require cash payments	7,049	16,219	627
Additions for the year of property, plant and equipment and intangible assets	227,635	197,741	421,020
Hospital
Segment Reporting
Share of profit / (losses)	2,112	(5,611)
Investments in equity-accounted investees		13,888
Hospital | Operating Segments
Segment Reporting
Revenues from external customers	105,649	102,251	96,245
Total operating income	105,649	102,251	96,245
Profit /(loss)	(9,766)	(8,765)	(4,299)
Segment assets	145,477	86,590	91,877
Liabilities	13,560	8,415	3,159
Other Information:
Depreciation and amortisation expense	6,436	5,915	5,710
Expenses that do not require cash payments	(514)	306	108
Additions for the year of property, plant and equipment and intangible assets	10,429	9,193	7,972
Diagnostic
Segment Reporting
Share of profit / (losses)		(9,335)
Investments in equity-accounted investees	29,322	43,330
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	732,369	691,701	716,838
Total operating income	732,369	691,701	716,838
Profit /(loss)	248,080	97,320	96,268
Segment assets	3,356,185	1,909,447	1,794,389
Liabilities	192,720	186,389	192,730
Other Information:
Depreciation and amortisation expense	40,815	32,180	31,875
Expenses that do not require cash payments	(4,423)	(2,001)	4,630
Additions for the year of property, plant and equipment and intangible assets	70,032	89,760	68,740
Bio supplies
Segment Reporting
Revenues from external customers	66,791	24,387	24,466
Share of profit / (losses)	1,830
Investments in equity-accounted investees	44,220
Bio supplies | Operating Segments
Segment Reporting
Revenues from external customers	66,791	57,239	24,466
Total operating income	66,791	57,239	24,466
Profit /(loss)	35,598	33,794	3,660
Segment assets	7,409	8,378	1,321
Other Information:
Additions for the year of property, plant and equipment and intangible assets	198	84
Others
Segment Reporting
Revenues from external customers	18,263	34,602	90,289
Share of profit / (losses)	(4,060)	21,940	(8,280)
Investments in equity-accounted investees	61,562	39,131	76,728
Others | Operating Segments
Segment Reporting
Revenues from external customers	18,263	34,601	90,289
Total operating income	18,263	34,601	90,289
Profit /(loss)	(9,632)	44,324	77,982
Segment assets	60,449	40,160	106,374
Liabilities	26,903	1,843	209,405
Other Information:
Depreciation and amortisation expense	2,237	3,445	€ 6,946
Expenses that do not require cash payments		(32,534)
Additions for the year of property, plant and equipment and intangible assets	€ 20,911	€ 13,313